Note 22 - Financial Instruments Carried at Fair Value (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
	Carrying amount	Fair Value	Carrying amount	Fair Value
	December 31, 2014		December 31, 2013
Assets
Cash and cash equivalents	$404	$404	$2,271	$2,271
Restricted cash	$183	$183	$31	$31
Trade receivables, net	$3,910	$3,910	$3,573	$3,573
Other receivables	$3,520	$3,520	$3,224	$3,224
Liabilities
Accounts payable, trade	$23,876	$23,876	$21,451	$21,451
Current and Non Current portion of debt	$72,045	$36,888	$60,306	$22,150
Current and Non Current portion of Convertible Notes	$97,121	$97,121	$101,651	$101,651
Share settled debt	$-	$-	$72,595	$72,595
Current and Non Current Capital lease obligations	$38,010	$38,010	$-	$-
Financial instruments carried at fair value	$39,300	$39,300	$20,491	$20,491

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
			Quoted Prices	Significant
			in Active	Other	Significant
			Markets for	Observable	Unobservable
	Total Carrying	Total Fair	Identical Assets	Inputs	Inputs
	amount	Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2013
Assets
Cash and cash equivalents	$2,271	$2,271	$2,271	$-	$-
Restricted cash	$31	$31	$31	$-	$-
Liabilities
Current portion of long-term debt	$60,306	$22,150	$-	$22,150	$-
Current and Non Current portion of Convertible Notes	$101,651	$101,651	$-	$101,651	$-
Share settled debt	$72,595	$72,595	$-	$-	$72,595
Financial instruments	$20,491	$20,491	$-	$269	$20,222
December 31, 2014
Assets
Cash and cash equivalents	$404	$404	$404	$-	$-
Restricted cash	$183	$183	$183	$-	$-
Liabilities
Current and Non Current portion of debt	$72,045	$36,888	$-	$36,888	$-
Current and Non Current portion of Convertible Notes	$97,121	$97,121	$-	$97,121	$-
Current and Non Current Capital lease obligations	$38,010	$38,010	$-	$38,010	$-
Financial instruments	$39,300	$39,300	$-	$-	$39,300

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
						Fair Value
			Contract			As of	As of
	Value	Termination	Notional	Fixed	Floating	December 31,	December 31,
Interest rate swaps	Date	Date	Amount	Rate	Rate	2014	2013
Piraeus Bank	9/2/2009	9/2/2014	$37,400	4.08%	3-month LIBOR	$-	$269
						-	269

Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location [Table Text Block]
		Notional Amount		Fair Value
		As of	As of	As of	As of
	Termination	December 31,	December 31,	December 31,	December 31,
Financial Instruments	Date	2014	2013	2014	2013
Vendors	From January 2015 through May, 2019	$13,378	$7,283	$13,378	$4,998
Unsecured and Secured Convertible Notes	June, 2019	6,330	-	6,290	-
Convertible Notes and Loans	December, 2014	-	500	-	200
Convertible Notes and Loans	December, 2014	-	350	-	232
Convertible Notes and Loans	December, 2023	-	3,051	-	3,018
Stock based compensation	From March 2016 through June 2017	15,440	-	15,440	-
Equity issuance related to VAG acquistion	September 13, 2024	-	5,875	-	4,860
Equity issuance related to VPP acquistion	December 9, 2024	4,281	10,000	4,192	6,914
		$39,429	$27,059	$39,300	$20,222